Equity (Details Text) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 12, 2018	Mar. 10, 2017
Equity (Details Text)
Share bonus			10
Shares	R$ 4,966,975,000	R$ 4,524,457,000
Expected dividend as percentage, share options granted	30.00%
Legal reserve - annual statutory net income	5.00%
Statutory Reserve - net income remaining after statutory allocations	100.00%
Accumulated value limited - Paid-in capital share amount	95.00%
Distributed dividends (including interest on equity)	R$ 7,298,596,000	R$ 7,204,344,000
The amount of dividends paid per common shares	R$ 1.04	R$ 1.03
The amount of dividends paid per preferred shares	R$ 1.14	R$ 1.13
Nominative-book entry shares, with no nominal value
Number of shares issued			610,896,190	555,360,173
Common shares
Nominative-book entry shares, with no nominal value
Number of shares issued			305,448,111	277,680,101
Preferred shares
Nominative-book entry shares, with no nominal value
Number of shares issued			305,448,079	277,680,072
Increase amount
Equity (Details Text)
Shares			R$ 8,000,000,000	R$ 8,000,000,000
Current value
Equity (Details Text)
Shares			59,100,000,000	51,100,000,000
Amount
Equity (Details Text)
Shares			R$ 67,100,000,000	R$ 59,100,000,000